Statement of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Common Stock [Member] Vyrix Pharmaceuticals Inc [Member]	Parent's Equity [Member]	Parent's Equity [Member] Vyrix Pharmaceuticals Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Vyrix Pharmaceuticals Inc [Member]	Ampio Stock Subscription [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2013	$ 9,811,197	$ 544		$ 10,471,515		$ 4,418,385			$ (5,079,247)
Balance (in shares) at Jun. 30, 2013		5,437,158
Investment from Ampio in Vyrix	637,210			$ 637,210
Issuance of common stock in exchange for Vyrix Acquired Assets			$ 246		$ (11,108,725)		$ 11,108,479
Issuance of common stock in exchange for Vyrix Acquired Assets (in shares)			2,464,268
Stock-based compensation	$ 499,690					499,690
Stock-based compensation (in shares)	0
Net loss	$ (5,578,690)								(5,578,690)
Balance at Jun. 30, 2014	5,369,407	$ 790				16,026,554			(10,657,937)
Balance (in shares) at Jun. 30, 2014		7,901,426
Ampio stock subscription (aunaudited)		$ 216				9,999,784		$ (10,000,000)
Ampio stock subscription (in shares)		2,164,448
Issuance of common stock to Ampio in exchange for Aytu debt	12,000,000	$ 260				11,999,740
Issuance of common stock to Ampio in exchange for Aytu debt (in shares)		2,597,339
Stock subscription	5,000,000							5,000,000
Liabilities paid pursuant to the merger	(20,013)					(20,013)
Luoxis options paid-out pursuant to the merger	(27,476)					(27,476)
Reverse merger		$ 160				(160)
Reverse merger (in shares)		1,596,468
Stock-based compensation	1,017,938					1,017,938
Net loss	(7,723,404)								(7,723,404)
Balance at Jun. 30, 2015	15,616,452	$ 1,426				38,996,367		(5,000,000)	(18,381,341)
Balance (in shares) at Jun. 30, 2015		14,259,681
Adjustment for rounding of shares due to conversion (unaudited)	0	$ 0				0		0	0
Adjustment for rounding of shares due to conversion (unaudited) (in shares)		12
Ampio stock subscription (aunaudited)	5,000,000	$ 0				0		5,000,000	0
Stock subscription	200,000	$ 31				199,969		0	0
Stock subscription (in shares)		307,692
Conversion of convertible promissory notes to common stock, net of conversion costs	8,997,957	$ 788				8,997,169		0	0
Conversion of convertible promissory notes to common stock, net of conversion costs (in shares)		7,879,096
Issuance of warrants related to the convertible promissory notes (unaudited)	87,000	$ 0				86,781		0	0
Stock-based compensation	547,109	$ 0				547,109		0	0
Stock-based compensation (in shares)		0
Net loss	(12,882,626)	$ 0				0		0	(12,882,626)
Balance at Mar. 31, 2016	$ 17,565,673	$ 2,245				$ 48,827,395		$ 0	$ (31,263,967)
Balance (in shares) at Mar. 31, 2016		22,446,481